Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment by useful life
The following table shows the respective useful lives for property, plant and equipment:

Category	Estimated useful life
Buildings and constructions	5 - 45 years
Machinery and equipment	1 - 7 years
Leasehold improvements	1 - 10 years
Furniture, fixtures and other	3 - 5 years

Property, Plant and Equipment
Property, plant and equipment consist of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2019	1,709.8	1,305.1	275.2	416.2	3,706.3
Additions	321.0	261.1	26.7	64.6	673.4
Disposals	(0.3)	(17.5)	(1.4)	(103.4)	(122.6)
Net non-cash movements to/from Inventories	—	33.9	—	—	33.9
Effect of changes in exchange rates	6.0	5.2	0.5	0.3	12.0
Balance at December 31, 2019	2,036.5	1,587.8	301.0	377.7	4,303.0
Acquisitions through business combinations	49.1	65.7	—	10.3	125.1
Additions	359.3	263.0	45.7	43.4	711.4
Disposals	(0.4)	(53.6)	(5.2)	(9.0)	(68.2)
Net non-cash movements to/from Inventories	—	(23.9)	—	—	(23.9)
Effect of changes in exchange rates	(12.3)	(10.1)	(1.2)	(1.8)	(25.4)
Balance at December 31, 2020	2,432.2	1,828.9	340.3	420.6	5,022.0

Accumulated depreciation and impairment
Balance at January 1, 2019	646.0	892.0	260.9	317.9	2,116.8
Depreciation	98.5	166.7	21.3	38.8	325.3
Impairment charges	—	4.7	—	—	4.7
Disposals	(0.2)	(14.8)	(1.2)	(103.3)	(119.5)
Net non-cash movements to/from Inventories	—	(28.7)	—	—	(28.7)
Effect of changes in exchange rates	2.0	2.8	0.3	—	5.1
Balance at December 31, 2019	746.3	1,022.7	281.3	253.4	2,303.7
Depreciation	102.0	186.2	21.4	42.1	351.7
Impairment charges	—	2.7	—	—	2.7
Disposals	(0.1)	(51.6)	(4.7)	(9.0)	(65.4)
Net non-cash movements to/from Inventories	—	(29.9)	—	—	(29.9)
Effect of changes in exchange rates	(5.6)	(3.9)	(0.7)	(0.9)	(11.1)
Balance at December 31, 2020	842.6	1,126.2	297.3	285.6	2,551.7

Carrying amount
December 31, 2019	1,290.2	565.1	19.7	124.3	1,999.3
December 31, 2020	1,589.6	702.7	43.0	135.0	2,470.3

Depreciation charges by expense classification
The Consolidated Statements of Operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2018	2019	2020
Cost of Sales	191.6	196.1	205.9
R&D Costs	105.9	117.2	119.9
SG&A	17.9	12.0	25.9
Total Depreciation	315.4	325.3	351.7